BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	300,000,000	300,000,000	274,000,000
Common Stock, Shares, Issued	52,847,343	51,775,096	48,137,116
Common Stock, Shares, Outstanding	52,847,343	51,775,096	48,137,116
Social Capital Hedosophia Holdings Corp. II
Ordinary shares subject to possible redemption (in shares)	38,964,589	0
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Shares, Issued		1
Social Capital Hedosophia Holdings Corp. II | Common Class A
Ordinary shares subject to possible redemption (in shares)	38,964,589	0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Issued	2,435,411	0
Common Stock, Shares, Outstanding	2,435,411	0
Social Capital Hedosophia Holdings Corp. II | Common Class B
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	50,000,000	50,000,000
Common Stock, Shares, Issued	10,350,000	1
Common Stock, Shares, Outstanding	10,350,000	1
Shares subject to forfeiture	1,350,000